Income Taxes (Tables)	6 Months Ended
Jun. 30, 2022
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
Income tax expense (benefit) for the six months ended June 30, 2022 consisted of the following components (dollars in thousands). There was no such expense (benefit) in 2021.

Six Months ended June 30, 2022
Current
Foreign	$(589)

Deferred
Foreign	$—

Total	$(589)

Schedule of Income before Income Tax, Domestic and Foreign	Income (loss) before income taxes for the six months ended June 30, 2022 consisted of the following (dollars in thousands). There was no such expense (benefit) in 2021.

Six Months ended June 30, 2022
Foreign	$56,287
Total	$56,287

Schedule of Deferred Tax Assets and Liabilities
The components of the Company’s net deferred tax asset at June 30, 2022 and December 31, 2021 are as follows (dollars in thousands):

	June 30, 2022	December 31, 2021
Deferred tax assets
Net operating loss and capital loss carryover	$54,996	$54,726
Depreciation	39,644	61,110
Other	4,486	3,976
Total deferred tax assets	$99,126	$119,812
Less: Valuation allowance	(99,126)	(119,812)
Total deferred tax assets, net of valuation allowance	$—	$—

Total deferred tax liabilities	$—	$—
Net deferred tax assets	$—	$—

Summary of Operating Loss Carryforwards	Net operating loss carryforwards expire as follows (dollars in thousands):

	Amount	Years remaining
United Kingdom	$219,982	Indefinite
Total	$219,982